UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21888
Oppenheimer Institutional Money Market Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: May 31
Date of reporting period: 05/31/2010

Item 1. Reports to Stockholders.

May 31, 2010

Oppenheimer

Institutional Money Market Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Market Recap and Outlook

ANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

May 31, 2010 Oppenheimer Management Institutional Money Commentaries and Market Fund Annual Report MANAGEMENT COMMENTARIES Market Recap and Outlook ANNUAL REPORT Listing of Investments Financial Statements

NOTES
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s investment strategy, allocations, and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by calling us at 1.800.645.2028 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
6 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees; service plan fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
7 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	December 1, 2009	May 31, 2010	May 31, 2010

Actual
Class E	$1,000.00	$1,001.00	$0.55
Class L	1,000.00	1,000.70	0.80
Class P	1,000.00	1,000.50	1.05

Hypothetical (5% return before expenses)
Class E	1,000.00	1,024.38	0.56
Class L	1,000.00	1,024.13	0.81
Class P	1,000.00	1,023.88	1.06
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended May 31, 2010 are as follows:

Class	Expense Ratios

Class E	0.11%
Class L	0.16
Class P	0.21
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Distributor. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
8 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS May 31, 2010

	Principal
	Amount	Value

Certificates of Deposit—26.3%
Yankee Certificates of Deposit—26.3%
Bank of Montreal, Chicago, 0.29%, 7/22/10	$62,000,000	$62,000,000
Bank of Nova Scotia, Houston TX:
0.21%, 6/9/10	100,000,000	100,000,000
0.28%, 7/16/10	50,000,000	50,000,000
0.28%, 7/21/10	100,000,000	100,000,000
0.35%, 8/5/10	50,000,000	50,000,000
BNP Paribas, New York:
0.24%, 6/16/10	100,000,000	100,000,000
0.24%, 6/18/10	100,000,000	100,000,000
0.24%, 6/23/10	85,000,000	85,000,000
Credit Agricole Corporate & Investment Bank, New York Branch, 0.27%, 6/8/10	50,000,000	50,000,000
Deutsche Bank AG, New York, 0.35%, 6/28/10	113,800,000	113,800,000
National Australia Bank, New York, 0.454%, 11/24/10[1]	58,400,000	58,400,000
Nordea Bank Finland plc, New York, 0.21%, 6/8/10	70,000,000	70,000,000
Rabobank Nederland NV, New York:
0.337%, 9/17/10[1]	40,000,000	40,000,000
0.41%, 5/12/11[1]	50,000,000	50,000,000
0.55%, 10/22/10	29,000,000	29,000,000
0.72%, 7/26/10	65,000,000	65,000,000
0.80%, 8/9/10	50,000,000	50,000,000
0.90%, 6/21/10	15,000,000	15,000,000
0.90%, 6/25/10	26,000,000	26,000,000
0.95%, 6/23/10	19,500,000	19,500,000
Royal Bank of Canada, New York, 0.278%, 10/1/10[1]	50,000,000	50,000,000
Toronto Dominion Bank, New York:
0.26%, 7/12/10	116,000,000	116,000,000
0.26%, 8/5/10	50,000,000	50,000,000
0.27%, 8/6/10	45,000,000	45,000,000
Westpac Banking Corp., New York:
0.29%, 10/12/10[1]	50,000,000	50,000,000
0.321%, 10/7/10[1]	50,000,000	50,000,000

Total Certificates of Deposit (Cost $1,594,700,000)		1,594,700,000

Direct Bank Obligations—20.4%
Barclays US Funding LLC, 0.32%, 7/7/10	100,000,000	99,968,000
Chase Bank USA NA, 0.25%, 6/15/10	46,500,000	46,500,000
Commonwealth Bank of Australia, 0.28%, 7/9/10[2]	68,100,000	68,079,873
Credit Agricole North America, Inc., 0.36%, 6/24/10	45,000,000	44,989,650
Danske Corp., 0.25%, 6/1/10[2]	97,900,000	97,900,000
Intesa Funding LLC:
0.285%, 6/8/10	26,000,000	25,998,559
0.32%, 6/1/10	100,000,000	100,000,000
0.365%, 6/22/10	50,000,000	49,989,354
0.40%, 6/21/10	50,000,000	49,989,861
National Australia Funding (Delaware), Inc., 0.28%, 7/8/10[2]	155,000,000	154,955,394
Nordea North America, Inc., 0.60%, 11/19/10	50,000,000	49,857,500
Northern Trust Co., Grand Cayman, 0.12%, 6/1/10	251,000,000	251,000,000
Societe Generale North America, Inc., 0.34%, 6/4/10	192,500,000	192,494,546

Total Direct Bank Obligations (Cost $1,231,722,737)		1,231,722,737
9 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Short-Term Notes—42.5%
Leasing & Factoring—4.9%
Toyota Motor Credit Corp.:
0.50%, 8/5/10	$50,000,000	$49,954,861
0.50%, 8/6/10	50,000,000	49,954,167
0.50%, 8/10/10	65,000,000	64,936,806
0.50%, 8/11/10	85,000,000	84,916,181
0.53%, 8/16/10	48,000,000	47,946,293

		297,708,308

Municipal—7.7%
Berks Cnty. Industrial Development Revenue Bonds, Lebanon Valley Mall Project, 0.40%, 6/2/10[1]	3,430,000	3,430,000
Bloomingdale Life Time Fitness LLC Revenue Bonds, Series 2000, 0.50%, 6/1/10[1]	6,150,000	6,150,000
Capital Markets Access Co. LC Bonds, Carteret Investment Assn. LLC, Series 2008, 0.40%, 6/1/10[1]	7,470,000	7,470,000
Capital Markets Access Co. LC Bonds, HST Building Investment LLC Project, Series 2008, 0.40%, 6/1/10[1]	6,365,000	6,365,000
Carenet Health Systems & Service, Inc. Nts., Series 1999, 0.60%, 6/1/10[1]	4,450,000	4,450,000
Charlotte, NC Certificates of Participation, NASCAR Hall of Fame Facilities, Series 09D, 0.35%, 6/1/10[1]	25,000,000	25,000,000
Chicago, IL Midway International Airport, 0.33%, 7/8/10	20,784,000	20,784,000
Cobb Cnty., GA Development Authority Revenue Bonds, Presbyterian Village-Austell, Inc., 0.40%, 6/1/10[1]	3,420,000	3,420,000
Cobb Cnty., GA Hospital Authority Revenue Anticipation Certificates, Equipment Pool Project, Series 2004, 0.31%, 6/1/10[1]	25,000,000	25,000,000
District of Columbia Multimodal University Revenue Bonds, American University Issue, Series 2006A, 0.30%, 6/1/10[1]	17,000,000	17,000,000
District of Columbia Obligations, Series 2008A, 0.27%, 6/1/10[1]	10,000	10,000
District of Columbia, The American Red Cross, Series 2000, 0.33%, 6/1/10	29,200,000	29,200,000
Easton, MD Bonds, William Hill Manor Facility, Series 2009B, 0.40%, 6/1/10[1]	4,145,000	4,145,000
Everett Clinic (The) Bonds, Series 2002, 0.41%, 6/1/10[1]	11,000,000	11,000,000
Great Falls Clinic LLP, Series 06, 0.41%, 6/1/10[1]	21,235,000	21,235,000
Las Vegas, NV Economic Development Revenue Bonds, Keep Memory Alive Project, Series 2007B, 0.404%, 6/1/10[1]	5,400,000	5,400,000
10 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

	Principal
	Amount	Value

Municipal Continued
Macon-Bibb Cnty. Industrial Development Authority Revenue Bonds, Bass Pro Outdoor World, Series 2005, 0.55%, 6/1/10[1]	$21,800,000	$21,800,000
Midwestern University Foundation Educational Loan Revenue Bonds, Series 2009A, 0.32%, 6/1/10[1]	10,000,000	10,000,000
Nassau Health Care Corp. Bonds, Series 2009A, 0.36%, 6/1/10[1]	11,500,000	11,500,000
Newport News, VA Economic Development Bonds, Newport News Shipbuilding Project, 0.40%, 6/1/10[1]	3,600,000	3,600,000
OH Higher Education Facilities Commision Bonds, Xavier University 2008 Project, Series A, 0.32%, 6/1/10[1]	20,480,000	20,480,000
Private Colleges & Universities Authority Revenue Bonds, Mercer University Project, Series 2006B, 0.35%, 6/1/10[1]	6,825,000	6,825,000
Roanoke Rapids, NC Music & Entertainment District Special Revenue Bonds, Series 2007, 0.35%, 6/1/10[1]	9,600,000	9,600,000
San Bernardino Cnty., CA Certificates of Participation, Series 2008A, 0.35%, 6/1/10[1]	24,764,000	24,764,000
SC Jobs-Economic Development Authority Bonds, South Atlantic Canners, Inc., Series 2001, 0.44%, 6/1/10[1]	5,000,000	5,000,000
St. Paul, MN Bonds, River Center Arena Project, Series 2009A, 0.35%, 6/1/10[1]	18,500,000	18,500,000
St. Paul, MN Port Authority Revenue Refunding Bonds, Series 2009-12EE, 0.34%, 6/1/10[1]	1,150,000	1,150,000
Tallahassee Orthopedic Center LC Bonds, Series 2004, 0.44%, 6/1/10[1]	4,655,000	4,655,000
Tift Cnty. Development Authority Industrial Development Revenue Bonds, Heatcraft Refrigeration Products, Series 2008B, 0.35%, 6/1/10[1]	6,700,000	6,700,000
Trinitas Hospital Bonds, Series 2006, 0.35%, 6/1/10[1]	14,270,000	14,270,000
Tuscaloosa Cnty., AL Industrial Development Authority Revenue Bonds, Gulf Opportunity Zone Hunt Refining Project, Series 2009, 0.44%, 6/1/10[1]	30,000,000	30,000,000
TX Veterans’ Housing Assistance Program Fund I, Series 05C, 0.35%, 6/1/10[1]	7,645,000	7,645,000
11 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount	Value

Municipal Continued
TX Veterans’ Housing Assistance Program Fund I, Series 09C, 0.35%, 6/1/10[1]	$11,700,000	$11,700,000
TX Veterans’ Land Board Fund II, Series 2000, 0.36%, 6/1/10[1]	39,960,000	39,960,000
TX Veterans’ Land Board Fund II, Series 2000A, 0.36%, 6/1/10[1]	17,265,000	17,265,000
WA Economic Development Finance Authority Industrial Development Revenue Bonds, Canam Steel Corp. Project, Series 2000D, 0.42%, 6/1/10[1]	3,700,000	3,700,000
Winston-Salem, NC Certificates of Participation, Series 1992, 0.38%, 6/2/10[1]	6,250,000	6,250,000

		465,423,000

Oil, Gas & Consumable Fuels—0.8%
Total Capital Canada, 0.28%, 7/15/10[2]	50,000,000	49,982,889

Receivables Finance—16.2%
Barton Capital Corp.:
0.24%, 6/2/10[2]	60,000,000	59,999,583
0.26%, 6/3/10[2]	35,012,000	35,011,494
0.34%, 6/4/10[2]	40,615,000	40,613,849
0.34%, 6/17/10[2]	25,000,000	24,996,222
0.35%, 6/28/10[2]	41,000,000	40,989,238
Chariot Funding LLC:
0.25%, 6/14/10[2]	86,336,000	86,328,206
0.27%, 6/2/10[2]	23,800,000	23,799,822
0.27%, 7/8/10[2]	30,000,000	29,991,675
0.32%, 6/25/10[2]	28,000,000	27,994,027
Fairway Finance Corp.:
0.26%, 6/10/10[2]	20,345,000	20,343,678
0.27%, 7/6/10[2]	40,000,000	39,989,500
0.29%, 7/19/10[2]	50,000,000	49,980,667
0.46%, 8/9/10[2]	39,817,000	39,781,895
Falcon Asset Securitization Co. LLC, 0.33%, 6/10/10[2]	38,000,000	37,996,865
Gemini Securitization Corp.:
0.33%, 6/15/10[2]	50,000,000	49,993,583
0.33%, 6/16/10[2]	50,000,000	49,993,125
0.33%, 6/17/10[2]	50,000,000	49,992,667
Jupiter Securitization Co. LLC:
0.32%, 6/3/10[2]	50,001,000	50,000,111
0.32%, 6/22/10[2]	31,700,000	31,694,083
Market Street Funding LLC, 0.27%, 6/15/10[2]	52,953,000	52,947,440
Old Line Funding Corp., 0.30%, 7/7/10[2]	30,018,000	30,008,995
Sheffield Receivables Corp., 0.33%, 6/15/10[2]	7,950,000	7,948,980
Thunder Bay Funding LLC:
0.28%, 7/9/10[2]	44,278,000	44,264,913
0.29%, 7/12/10[2]	14,000,000	13,995,376
0.29%, 7/16/10[2]	40,032,000	40,017,488

		978,673,482

Special Purpose Financial—12.2%
Crown Point Capital Co.:
0.35%, 6/2/10	1,050,000	1,049,990
0.40%, 6/1/10	38,900,000	38,900,000
0.40%, 6/4/10	60,000,000	59,998,000
0.45%, 6/24/10	5,000,000	4,998,563
FCAR Owner Trust I:
0.40%, 6/15/10	43,500,000	43,493,233
0.40%, 6/22/10	170,000,000	169,960,333
Lexington Parker Capital Co. LLC:
0.35%, 6/7/10[2]	155,000,000	154,990,958
0.40%, 6/2/10[2]	58,800,000	58,799,347
0.40%, 6/3/10[2]	51,500,000	51,498,856
0.40%, 6/8/10[2]	6,500,000	6,499,494
0.40%, 6/14/10[2]	23,800,000	23,796,562
12 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

	Principal
	Amount	Value

Special Purpose Financial Continued
Ticonderoga Funding LLC:
0.36%, 6/17/10	$60,000,000	$59,990,400
0.37%, 6/24/10	65,046,000	65,030,624

		739,006,360

U.S. Government Obligation—0.7%
Straight-A Funding LLC, Series I, 0.26%, 6/21/10[2]	45,451,000	45,444,435

Total Short-Term Notes (Cost $2,576,238,474)		2,576,238,474

U.S. Government Obligations—2.5%
U.S. Treasury Nts., 0.875%, 2/28/11- 4/30/11 (Cost $152,744,243)	152,200,000	152,744,243

U.S. Government Agencies—4.4%
Federal Home Loan Bank:
0.50%, 10/29/10- 4/6/11	165,000,000	164,958,908
0.61%, 5/16/11	50,000,000	50,000,000
0.75%, 6/21/11[3]	50,000,000	50,000,000

Total U.S. Government Agencies (Cost $264,958,908)		264,958,908

	Shares
Investment Company—4.7%
Prime Money Market Fund RBC Institutional Class I, 0.18%[4] (Cost $285,258,274)	285,258,274	285,258,274

Total Investments, at Value (Cost $6,105,622,636)	100.8%	6,105,622,636
Liabilities in Excess of Other Assets	(0.8)	(48,419,680)

Net Assets	100.0%	$6,057,202,956

Footnotes to Statement of Investments
Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,690,621,290 or 27.91% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3.	When-issued security or delayed delivery to be delivered and settled after May 31, 2010. See Note 1 of accompanying Notes.

4.	Rate shown is the 7-day yield as of May 31, 2010.
13 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of May 31, 2010 based on valuation input level:

	Level 1 –	Level 2 –	Level 3 – Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Certificates of Deposit	$—	$1,594,700,000	$—	$1,594,700,000
Direct Bank Obligations	—	1,231,722,737	—	1,231,722,737
Short-Term Notes	—	2,576,238,474	—	2,576,238,474
U.S. Government Obligations	—	152,744,243	—	152,744,243
U.S. Government Agencies	—	264,958,908	—	264,958,908
Investment Company	285,258,274	—	—	285,258,274

Total Assets	$285,258,274	$5,820,364,362	$—	$6,105,622,636

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
14 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES May 31, 2010

Assets
Investments, at value (cost $6,105,622,636)—see accompanying statement of investments	$6,105,622,636
Cash	146,271
Receivables and other assets:
Interest and dividends	2,691,793
Shares of beneficial interest sold	10
Other	198,662

Total assets	6,108,659,372

Liabilities
Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis	50,000,000
Dividends	792,048
Trustees’ compensation	534,402
Transfer and shareholder servicing agent fees	30,309
Shareholder communications	17,244
Service plan fees	630
Other	81,783

Total liabilities	51,456,416

Net Assets	$6,057,202,956

Composition of Net Assets
Par value of shares of beneficial interest	$6,057,176
Additional paid-in capital	6,051,118,954
Accumulated net investment income	6
Accumulated net realized gain on investments	26,820

Net Assets	$6,057,202,956

Net Asset Value Per Share

Class E Shares:
Net asset value and redemption price per share (based on net assets of $5,285,124,970 and 5,285,065,794 shares of beneficial interest outstanding)	$1.00

Class L Shares:
Net asset value and redemption price per share (based on net assets of $763,826,101 and 763,874,101 shares of beneficial interest outstanding)	$1.00

Class P Shares:
Net asset value and redemption price per share (based on net assets of $8,251,885 and 8,236,235 shares of beneficial interest)	$1.00
See accompanying Notes to Financial Statements.
15 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS For the Year Ended May 31, 2010

Investment Income
Interest	$29,516,824
Dividends	363,936

Total investment income	29,880,760

Expenses
Management fees	7,539,174
Transfer and shareholder servicing agent fees:
Class L	884,027
Class P	6,140
Insurance expense	692,692
Trustees’ compensation	219,381
Custodian fees and expenses	86,980
Shareholder communications—Class L	62,152
Service plan fees—Class P	30,699
Other	266,937

Total expenses	9,788,182
Less waivers and reimbursements of expenses	(39,687)

Net expenses	9,748,495

Net Investment Income	20,132,265

Net Realized Gain on Investments	26,820

Net Increase in Net Assets Resulting from Operations	$20,159,085

See accompanying Notes to Financial Statements.
16 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31,	2010	2009

Operations
Net investment income	$20,132,265	$133,793,872
Net realized gain	26,820	484,240

Net increase in net assets resulting from operations	20,159,085	134,278,112

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class E	(16,345,031)	(106,655,335)
Class L	(4,247,043)	(23,965,963)
Class P	(24,432)	(3,152,398)

	(20,616,506)	(133,773,696)
Distributions from net realized gain:
Class E	—	(126,275)
Class L	—	(28,375)
Class P	—	(3,732)

	—	(158,382)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class E	(1,322,941,031)	911,045,387
Class L	(694,033,545)	704,572,989
Class P	(9,570,524)	16,867,846

	(2,026,545,100)	1,632,486,222

Net Assets
Total increase (decrease)	(2,027,002,521)	1,632,832,256
Beginning of period	8,084,205,477	6,451,373,221

End of period (including accumulated net investment income of $6 and $7, respectively)	$6,057,202,956	$8,084,205,477

See accompanying Notes to Financial Statements.
17 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Class E Year Ended May 31,	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	— [3]	.02	.05	.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	— [3]	(.02)	(.05)	(.03)
Distributions from net realized gain	—	— [3]	—	—

Total dividends and/or distributions to shareholders	—	(.02)	(.05)	(.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.28%	1.96%	4.69%	3.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,285,125	$6,608,401	$5,697,092	$3,963,198

Average net assets (in thousands)	$5,755,335	$5,649,134	$5,462,546	$3,623,302

Ratios to average net assets:[5]
Net investment income	0.28%	1.89%	4.55%	5.25%
Total expenses	0.12%	0.13%	0.11%	0.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.12%	0.13%	0.11%	0.11%

1.	For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
18 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Class L Year Ended May 31,	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	— [3]	.02	.05	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	— [3]	(.02)	(.05)	(.04)
Distributions from net realized gain	—	— [3]	—	—

Total dividends and/or distributions to shareholders	—	(.02)	(.05)	(.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.23%	1.95%	4.69%	3.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$763,826	$1,457,981	$753,342	$502

Average net assets (in thousands)	$1,766,105	$1,219,384	$443,323	$68

Ratios to average net assets:[5]
Net investment income	0.23%	1.97%	3.93%	3.62%
Total expenses	0.17%	0.15%	0.12%	0.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.17%	0.14%	0.12%	0.08%

1.	For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
19 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS Continued

Class P Year Ended May 31,	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	— [3]	.02	.05	— [3]

Dividends and/or distributions to shareholders:
Dividends from net investment income	— [3]	(.02)	(.05)	— [3]
Distributions from net realized gain	—	— [3]	—	—

Total dividends and/or distributions to shareholders	—	(.02)	(.05)	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.18%	1.88%	4.68%	0.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,252	$17,823	$939	$10

Average net assets (in thousands)	$12,254	$139,489	$517	$10

Ratios to average net assets:[5]
Net investment income	0.19%	2.26%	3.78%	4.79%
Total expenses	0.53%	0.39%	2.14%	0.10%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.22%	0.18%	0.20%	0.10%

1.	For the period from May 21, 2007 (inception of offering) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
20 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Institutional Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek current income and stability of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class E, Class L and Class P shares. Class E and Class L shares are sold at net asset value per share without any initial sales charge. Class E shares are only offered to other Oppenheimer Funds, the Manager and their affiliates. Class L shares are sold directly to institutional investors. Class P shares will normally be sold at net asset value per share without any initial sales charge and are subject to a service plan. Class P shares are only sold through an investment professional. Additional processing fees may apply to your investment when you buy or sell Class P shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The Fund classifies each of its investments in registered investment companies as Level 1, without consideration as to the classification level of the specific investments held by the registered investment company. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the
21 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of May 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$50,000,000
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class.
22 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

Undistributed	Undistributed	Accumulated
Net Investment	Long-Term	Loss
Income	Gains	Carryforward[1,2]

$537,058	$—	$—

1.	During the fiscal year ended May 31, 2010, the Fund did not utilize any capital loss carryforwards.

2.	During the fiscal year ended May 31, 2009, the Fund did not utilize any capital loss carryforwards.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
Accordingly, the following amounts have been reclassified for May 31, 2010. Net assets of the Fund were unaffected by the reclassifications.

Reduction to
Reduction to	Accumulated Net
Accumulated Net	Realized Gain
Investment Loss	on Investments

$484,240	$484,240
The tax character of distributions paid during the years ended May 31, 2010 and May 31, 2009 was as follows:

	Year Ended	Year Ended
	May 31, 2010	May 31, 2009

Distributions paid from:
Ordinary income	$20,616,506	$133,932,078
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect
23 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended May 31, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$42,703
Payments Made to Retired Trustees	—
Accumulated Liability as of May 31, 2010	354,099
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
24 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended May 31, 2010		Year Ended May 31, 2009
	Shares	Amount	Shares	Amount

Class E
Sold	42,968,072,418	$42,968,072,418	48,263,378,063	$48,263,378,063
Dividends and/or distributions reinvested	1,979,106	1,979,106	13,231,618	13,231,618
Redeemed	(44,292,992,555)	(44,292,992,555)	(47,365,564,294)	(47,365,564,294)

Net increase (decrease)	(1,322,941,031)	$(1,322,941,031)	911,045,387	$911,045,387

Class L
Sold	10,394,461,328	$10,394,461,328	12,775,044,167	$12,775,044,167
Dividends and/or distributions reinvested	2,671,518	2,671,518	22,432,482	22,432,482
Redeemed	(11,091,166,391)	(11,091,166,391)	(12,092,903,660)	(12,092,903,660)

Net increase (decrease)	(694,033,545)	$(694,033,545)	704,572,989	$704,572,989

Class P
Sold	35,546,000	$35,546,000	814,942,000	$814,942,000
Dividends and/or distributions reinvested	9,266	9,266	290,736	290,736
Redeemed	(45,125,790)	(45,125,790)	(798,364,890)	(798,364,890)

Net increase (decrease)	(9,570,524)	$(9,570,524)	16,867,846	$16,867,846

25 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Continued
3. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.10%.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. For the year ended May 31, 2010, the Fund paid $909,747 to OFS for services to the Fund.
Service Plan for Class P Shares. The Fund has adopted a Service Plan (the “Plan”) for Class P shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses OppenheimerFunds Distributor, Inc. (the “Distributor”) for a portion of its costs incurred for services provided to accounts that hold Class P shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class P shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class P shares. Any unreimbursed expenses the Distributor incurs with respect to Class P shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Waivers and Reimbursements of Expenses. The Manager has agreed to waive its management fee and/or reimburse expenses such that “Expenses after waivers, payments and/or reimbursements and reduction to custodian expenses” will not exceed 0.15% for Class E shares, 0.19% for Class L shares and 0.24% for Class P shares. For the year ended May 31, 2010, the Manager waived fees and/or reimbursed the Fund $1,724 and $13,391 for Class L and Class P shares, respectively.
     The Manager has also voluntarily undertaken to waive management fees and/or reimburse expenses (but not below zero) to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. For the year ended May 31, 2010, the Manager waived fees and/or reimbursed the Fund $12 for Class P shares.
     The Distributor has voluntarily undertaken to waive the fees payable under the Service Plan for Class P shares so that those fees are limited to 0.05% of the average annual net assets for Class P shares of the Fund. For the year ended May 31, 2010, the Distributor waived $24,560 for Class P shares.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
4. Temporary Guarantee Program for Money Market Funds
The Fund’s Board of Trustees elected for the Fund to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department. The Treasury Department accepted the Fund’s application to
26 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

participate in the Program and entered into a Guarantee Agreement with the Fund dated as of September 19, 2008. The Fund also notified the Treasury Department of its intent to continue its participation in the Program through September 18, 2009. The Program could not be extended beyond September 18, 2009.
     Under the Program, shareholders of the Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the Fund’s net asset value fell below $0.995. The Program applied only to shareholders of record as of the close of business on September 19, 2008. The number of shares covered by the program was the lesser of (a) the number of shares of the Fund owned by the shareholder on September 19, 2008 or (b) the number of shares owned by the shareholder on the date the Fund’s net asset value fell below $0.995. If the number of shares of the Fund a shareholder held after September 19, 2008 fluctuated during the Program period due to purchases or redemptions of shares, any shares in excess of the amount held as of the close of business on September 19, 2008 would not have been covered.
     The Fund paid a fee to participate in the Program’s initial term in the amount equal to 0.01% of the Fund’s net assets as of the close of business on September 19, 2008. The Fund paid a fee to continue its participation in the Program through April 30, 2009 in the amount of 0.015% of the Fund’s net assets as of the close of business on September 19, 2008. The Fund paid an additional fee to continue its participation in the Program through September 18, 2009 in the amount of 0.015% of the Fund’s net assets as of the close of business on September 19, 2008. Fees paid by the Fund to participate in the Program are shown as “Insurance expense” on the Statement of Operations.
5. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
27 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Continued
6. Pending Litigation Continued
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     The Distributor and another subsidiary of the Manager have been named as defendants in a putative class action filed in federal court in 2010. The plaintiff, a participant in the State of Texas’ college savings plan, asserts claims on behalf of all persons who invested in qualified 529 plans managed by these subsidiaries of the Manager and which held investments in a certain mutual fund managed by the Manager and distributed by the Distributor. Plaintiff alleges causes of action for “improper investments,” “breach of fiduciary duty,” and “punitive damages” arising from that fund’s investments in 2008 and 2009. The Manager and these subsidiaries believe that the complaint is legally deficient and intend to defend the case vigorously.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
28 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer Institutional Money Market Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Institutional Money Market Fund, including the statement of investments, as of May 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period October 3, 2006 (commencement of operations) to May 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Institutional Money Market Fund as of May 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period October 3, 2006 (commencement of operations) to May 31, 2007, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
July 16, 2010
29 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2010, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2009. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended May 31, 2010 are qualified dividend income or eligible for the corporate dividend-received deduction.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended May 31, 2010, the maximum amount allowable but not less than $20,000,099 or 99.34% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and the maximum amount allowable but not less than $26,820 or 6% of the short-term capital gain distribution paid and to be paid by the Fund qualifies as a short-term capital gain dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
30 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding — Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
31 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2006) Age: 67	Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non- profit educational institute) (since May 1992); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Wruble has served on the Board since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

David K. Downes, Trustee (since 2007) Age: 70	Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management com- pany) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment com- pany) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (reg- istered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985- 1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Downes has served on the Board since December 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.
32 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
Matthew P. Fink, Trustee (since 2006) Age: 69	Trustee of the Committee for Economic Development (policy research founda- tion) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 59 portfo- lios in the OppenheimerFunds complex. Mr. Fink has served on the Board since January 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Phillip A. Griffiths, Trustee (since 2006) Age: 71	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences (since 2000); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Griffiths has served on the Board since June 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Mary F. Miller, Trustee (since 2006) Age: 67	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial ser- vices company) (July 1998-February 2003). Oversees 59 portfolios in the OppenheimerFunds complex. Ms. Miller has served on the Board since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Joel W. Motley, Trustee (since 2006) Age: 58	Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee of Historic Hudson Valley. Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Motley has served on the Board since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Mary Ann Tynan, Trustee (since 2008) Age: 64	Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospitals (non-profit hospitals) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice
33 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

TRUSTEES AND OFFICERS Unaudited/Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
Mary Ann Tynan, Continued	President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 59 portfolios in the OppenheimerFunds complex. Ms. Tynan has served on the Board since October 2008, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Joseph M. Wikler, Trustee (since 2006) Age: 69	Director of C-TASC (bio-statistics services) (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmen- tal protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 59 portfolios in the OppenheimerFunds com- plex. Mr. Wikler has served on the Board since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Peter I. Wold, Trustee (since 2006) Age: 62	Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993- 1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 59 portfolios in the OppenheimerFunds complex. Mr. Wold has served on the Board since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment mat- ters and has contributed to the Board’s deliberations.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Glavin is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Glavin serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefi- nite term, or until his resignation, retirement, death or removal. Mr. Glavin is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

William F. Glavin, Jr., Trustee, President and Principal Executive Officer (since 2009) Age: 51	Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) (since June 2009); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003- March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of
34 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
William F. Glavin, Jr., Continued	C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007- December 2008) of MML Investors Services, Inc. Oversees 63 portfolios as a Trustee/Director and 94 portfolios as an Officer in the OppenheimerFunds com- plex. Mr. Glavin has served on the Board since December 2009, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Keffer and Zack, Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, for Messrs. Proctor, Vandehey, Wixted and Ms. Wolf, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Carol E. Wolf, Vice President and Portfolio Manager (since 2006) Age: 58	Senior Vice President of the Manager (since June 2000) and of HarbourView Asset Management Corporation (since June 2003); Vice President of the Manager (June 1990-June 2000). A portfolio manager and officer of 5 portfolios in the OppenheimerFunds complex.

Christopher Proctor, Vice President and Portfolio Manager (since 2010) Age: 42	Vice President of the Manager (since August 2008) and a Senior Analyst in the Money Market Fund Group responsible for leading the money market research team. A CFA and CTP with 20 years of credit research, trading and portfolio management experience in the money fund industry. Prior to joining the Manager, a Vice President at Calamos Asset Management (January 2007-March 2008) and Scudder-Kemper Investments (1999-2002), where he managed over $15 billion in institutional and retail money market products. A Managing Director and Co-Founder of Elmhurst Capital Management (June 2004-January 2007) and a Senior Manager of Research for Etrade Global Asset Management (2002-2004). A portfolio manager and officer of 4 portfolios in the OppenheimerFunds complex.

Thomas W. Keffer, Vice President and Chief Business Officer (since 2009) Age: 54	Senior Vice President of the Manager (since March 1997); Director of Investment Brand Management (since November 1997); Senior Vice President of OppenheimerFunds Distributor, Inc. (since December 1997). An officer of 94 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2006) Age: 59	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997- February 2004). An officer of 94 portfolios in the OppenheimerFunds complex.
35 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

TRUSTEES AND OFFICERS Unaudited/Continued

Name, Position(s) Held with the	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age	Held; Number of Portfolios in the Fund Complex Currently Overseen
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 2006) Age: 50	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program estab- lished by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (March 1999-June 2008), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 94 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Secretary (since 2006) Age: 61	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985- December 2003). An officer of 94 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.525.7048.
36 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $29,600 in fiscal 2010 and $29,600 in fiscal 2009.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed $293,340 in fiscal 2010 and $224,200 in fiscal 2009 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews and professional services relating to FIN 45 and the capital accumulation plan.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $7,000 in fiscal 2010 and $4,000 in fiscal 2009.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $300,340 in fiscal 2010 and $228,200 in fiscal 2009 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Exhibit attached hereto.

	(2)	Exhibits attached hereto.

	(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund

By:	/s/ William F. Glavin, Jr.

William F. Glavin, Jr.
Principal Executive Officer

Date:	07/07/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.

William F. Glavin, Jr.
Principal Executive Officer

Date:	07/07/2010

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date:	07/07/2010